CONSTRUCTION IN PROGRESS - Narratives (Details)	6 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 CNY (¥) a	Dec. 31, 2025 USD ($) a	Jun. 30, 2025 CNY (¥)
CONSTRUCTION IN PROGRESS
The project area (in acres) | a		50	50
Number of the project's production lines under construction | item	2
Total budget for the project | $	$ 20,000,000
Construction in progress		¥ 40,370,158	$ 5,772,856	¥ 12,000,900